CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2014	$ 28,306	$ 937	$ 58,210	$ (30,841)
Balance (in shares) at Dec. 31, 2014		13,742,585
Exercise of options and warrants	193	$ 7	186	0
Exercise of options and warrants (in shares)		110,966
Issuance of share capital, net of issuance cost	27,126	$ 159	26,967	0
Issuance of share capital, net of issuance cost (in shares)		2,415,000
Treasury shares acquired	(3,741)	$ (50)	(3,691)	0
Treasury shares acquired (in shares)		(774,936)
Issuance of warrants	503	$ 0	503	0
Stock based compensation	1,026	0	1,026	0
Net income (loss)	1,019	0	0	1,019
Balance at Dec. 31, 2015	54,432	$ 1,053	83,201	(29,822)
Balance (in shares) at Dec. 31, 2015		15,493,615
Exercise of options and warrants	22	$ 0	22	0
Exercise of options and warrants (in shares)		10,883
Treasury shares acquired	(2,661)	$ (29)	(2,632)	0
Treasury shares acquired (in shares)		(566,159)
Stock based compensation	924	$ 0	924	0
Net income (loss)	(13,993)	0	0	(13,993)
Balance at Dec. 31, 2016	38,724	$ 1,024	81,515	(43,815)
Balance (in shares) at Dec. 31, 2016		14,938,339
Exercise of options and warrants	13	$ 2	11	0
Exercise of options and warrants (in shares)		20,000
Stock based compensation	631	$ 0	631	0
Net income (loss)	(6,661)	0	0	(6,661)
Balance at Dec. 31, 2017	$ 32,707	$ 1,026	$ 82,157	$ (50,476)
Balance (in shares) at Dec. 31, 2017		14,958,339